SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 06, 2015	Jan. 26, 2015	Mar. 23, 2015
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		1,585,000
Class of Warrant or Rights Exercised	727,270	1,020,660	396,871
Restricted Stock [Member] | Subsequent Event [Member] | Round of Financing, Sale of Stock at $0.9646 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				3,178,420
Sale of Stock, Price Per Share (in Dollars per share)				$ 0.9646
Restricted Stock [Member] | Subsequent Event [Member] | Round of Financing, Sale of Stock at $1.30 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				943,829
Shares Issued, Price Per Share (in Dollars per share)				$ 1.30
Restricted Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				2,100,000
Subsequent Event [Member] | Round of Financing, Sale of Stock at $0.9646 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Issuance or Sale of Equity (in Dollars)				$ 3,078,998
Subsequent Event [Member] | Round of Financing, Sale of Stock at $1.30 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Proceeds from Issuance or Sale of Equity (in Dollars)				1,209,596
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Supply Commitment, Description					The term of the contract is from January 1, 2015 through December 31, 2016 and provides for up to three (3) automatic annual renewals thereafter if no party gives the other 30 days’ notice of its intent not to renew.
Sale of Stock, Price Per Share (in Dollars per share)				$ 0.9646
Sale of Stock, Number of Shares Issued in Transaction				3,000,000
Lock Up, Term				1 year
Class of Warrant or Rights Exercised						727,272
Proceeds from Warrant Exercises (in Dollars)						$ 400,000
Round of Financing, Sale of Stock at $0.9646 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	3,178,420
Sale of Stock, Price Per Share (in Dollars per share)	0.9646
Round of Financing, Sale of Stock at $1.30 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	943,829
Sale of Stock, Price Per Share (in Dollars per share)	1.30